RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Schedule of remuneration of key management
Remuneration of key management (includes the Company's directors and senior executive team):

	For years ended December 31,
	2025	2024
Short-term employee benefits	$21,237	$17,554
Post-employment benefits	1,358	1,267
Termination benefits	1,875	72
Share-based payment settled in equity	29,351	6,066
Share-based settled in cash	25,834	283
	$79,655	$25,242